FORM N-PX

ICA File Number:  811-02619

Registrant Name:  Prudential Government Money Market Fund, Inc.

Reporting Period:  07/01/2020 - 06/30/2021

PGIM Government Money Market Fund - Subadviser: PGIM Fixed Income, a business unit of PGIM Inc.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT